MARKETABLE SECURITIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Marketable Securities 1	10.00%
Marketable Securities 2	$ 3,398,726
Marketable Securities 3	$ 1,071,944